Equity Awards and Warrants - Expense and unrecognized (Details) - USD ($) $ in Thousands, shares in Millions	6 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022	Sep. 30, 2023	Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 1,075	$ 3,118	$ 4,275	$ 6,239
Common stock warrants to purchase shares					21.5	71.1
Stock Options And Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested during the period, grant date fair value			4,900	3,900
Unrecognized compensation expense			$ 3,000
Weighted average period over which unrecognized compensation expense is expected to be recognized			1 year 1 month 6 days
Equity Instruments | General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 4,300	$ 6,200